Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Airstrip	-	8% on a declining balance basis
Building	-	straight line basis over its estimated useful life
Computer and office equipment	-	25% to 33 1/3% on a declining balance basis
Exploration equipment	-	30% on a declining balance basis
Leasehold improvements	-	straight line basis over the shorter of the term of the lease and useful life